Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
U.S. Diversified Real Estate ETF
Shareholder Report [Line Items]
Fund Name	U.S. Diversified Real Estate ETF
Class Name	U.S. Diversified Real Estate ETF
Trading Symbol	PPTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Diversified Real Estate ETF for the period of March 1, 2025 to February 28, 2026
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/us-diversified-real-estate-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/us-diversified-real-estate-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Diversified Real Estate ETF	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. Diversified Real Estate ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the USREX - U.S. Diversified Real Estate Index (the “Index”). The Index is a passive, rules-based strategy index of U.S. real estate equity that selects companies using proprietary factors that take into account property type, property values, leverage, and location data.
Performance during the fiscal period occurred in an environment characterized by interest rates that remained relatively high by historical standards and a reassessment by markets of the timing and magnitude of potential policy easing. These conditions affected real estate valuations and capital availability broadly and contributed to varied outcomes across property types. Within this context, certain healthcare oriented holdings, including Welltower, Inc. and several of the Fund’s strongest performers, benefited from comparatively stable demand characteristics and operating fundamentals, which contributed positively to results. Prologis, Inc.’s performance was influenced by continued utilization of logistics and distribution assets, while Digital Realty Trust, Inc.’s results reflected ongoing demand for data related infrastructure. Conversely, holdings with greater exposure to office and life science properties, such as Alexandria Real Estate Equities, Inc. and SL Green Realty Corporation, were influenced by capital markets sensitivity and evolving space use trends, which weighed on returns. Residential and specialized holdings, including AvalonBay Communities, Inc., Americold, and Easterly Government Properties, Inc., were also affected by financing conditions and property specific factors.

Top Contributors
↑	Welltower Inc.
↑	Prologis, Inc.
↑	Digital Realty Trust, Inc.

Top Detractors
↓	Alexandria Real Estate Equities, Inc.
↓	AvalonBay Communities, Inc.
↓	Easterly Government Properties, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/26/2018)
U.S. Diversified Real Estate ETF NAV	-0.71	4.56	6.67
S&P 500 TR	16.99	14.19	14.58
USREX - U.S. Diversified Real Estate Index	-0.19	5.18	7.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://videntam.com/etf/us-diversified-real-estate-etf/ for more recent performance information.
Net Assets	$ 25,479,951
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 196,583
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$25,479,951
Number of Holdings	88
Net Advisory Fee	$196,583
Portfolio Turnover	13%
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Equinix, Inc.	4.6%
Prologis, Inc.	4.2%
Four Corners Property Trust, Inc.	4.0%
Digital Realty Trust, Inc.	3.6%
AvalonBay Communities, Inc.	3.6%
Welltower, Inc.	3.0%
Equity Residential	2.9%
Simon Property Group, Inc.	2.8%
Terreno Realty Corp.	2.7%
Kilroy Realty Corp.	2.5%
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://videntam.com/etf/us-diversified-real-estate-etf/